Deposit Schedule Of Time Deposit Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Time Deposit Maturities, Next Twelve Months	$ 1,852,747
Time Deposit Maturities, Year Two	213,163
Time Deposit Maturities, Year Three	91,679
Time Deposit Maturities, Year Four	280,306
Time Deposit Maturities, Year Five	208,579
Time Deposit Maturities, Year Six	34,806
Time Deposit Maturities, Year Seven	0
Time Deposit Maturities, Year Eight	24,371
Time Deposits	$ 2,705,651